UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $337,325 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      502     1240 SH       SOLE                     1240        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2770    82069 SH       SOLE                    82069        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3213       28 SH       SOLE                       28        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    34165   447767 SH       SOLE                   447767        0        0
EXXON MOBIL CORP               COM              30231G102      354     4176 SH       SOLE                     4176        0        0
GENERAL ELECTRIC CO            COM              369604103      256    14296 SH       SOLE                    14296        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    81184  1660956 SH       SOLE                  1660956        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      205    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    18758   148922 SH       SOLE                   148922        0        0
ISHARES TR                     BARCLY USAGG B   464287226      904     8204 SH       SOLE                     8204        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      962    25348 SH       SOLE                    25348        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1611    32532 SH       SOLE                    32532        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2958    46597 SH       SOLE                    46597        0        0
ISHARES TR                     RUSSELL 1000     464287622    10150   146313 SH       SOLE                   146313        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     3175    48376 SH       SOLE                    48376        0        0
ISHARES TR                     RUSSELL 2000     464287655     1818    24648 SH       SOLE                    24648        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      617     7416 SH       SOLE                     7416        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158      966     9050 SH       SOLE                     9050        0        0
ISHARES TR                     MSCI ACWI EX     464288240      623    16936 SH       SOLE                    16936        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      964    22851 SH       SOLE                    22851        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      870    25019 SH       SOLE                    25019        0        0
ISHARES TR                     S&P CAL AMTFR MN 464288356      316     2848 SH       SOLE                     2848        0        0
ISHARES TR                     EPRA/NAR DEV R/E 464288489     4893   193780 SH       SOLE                   193780        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1583    35462 SH       SOLE                    35462        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1765    41339 SH       SOLE                    41339        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      405     6966 SH       SOLE                     6966        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    22979   721938 SH       SOLE                   721938        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871    10224   406196 SH       SOLE                   406196        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    56020   446371 SH       SOLE                   446371        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      802    13821 SH       SOLE                    13821        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      566     9027 SH       SOLE                     9027        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      771    14697 SH       SOLE                    14697        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    45765  1154215 SH       SOLE                  1154215        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    24211   633620 SH       SOLE                   633620        0        0